Activity and structure of Inter & Co, Inc. and its subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General Information [Line Items]
Class A common stock through a public offering		36,800,000
Gross proceeds from sale of Class A common stock through a follow-on public offering		R$ 162,000
InterHoldingFinanceiraS.a. [Member]
General Information [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Granito Instituição de Pagamento S.A. [Member]
General Information [Line Items]
Proportion of ownership interest in subsidiary	50.00%